Environmental Provisions - Schedule of Environment Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Site Contingency [Line Items]
Provision for Soil Contamination	$ 18.0	$ 19.8
Antwerp Terminals Processing Company [Member] | Belgium [Member]
Site Contingency [Line Items]
Provision for Soil Contamination	4.4	4.8
Eurotank Amsterdam B.V. [Member] | The Netherlands [Member]
Site Contingency [Line Items]
Provision for Soil Contamination	$ 13.6	$ 15.0